Daily Income Fund
Daily Income Fund Fund Summaries | Inception: November 19, 1990
Investment Objective
The Daily Income Fund is a money market fund. It is managed to earn current income and to maintain a stable net asset value of $1.00 per share.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Daily Income Fund Daily Income Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Daily Income Fund Daily Income Fund
Management Fees	0.50%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.69%	[1]
[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 43 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses. In addition, RE Advisers has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. RE Advisers may revise, renew or discontinue this voluntary waiver at any time. RE Advisers waived 0.50% of the management fee and reimbursed 0.04% of other expenses in 2015.

Expense Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YR	3 YR	5 YR	10 YR
Daily Income Fund | Daily Income Fund | USD ($)	70	221	384	859

Principal Investment Strategies
The Daily Income Fund invests in high-quality, U.S. dollar-denominated money market instruments. The Fund’s investments may include:
  short-term obligations of the U.S. Government, its agencies and instrumentalities commercial paper issued by corporations and finance companies short-term corporate obligations
  short-term obligations of banks or savings and loans with total assets in excess of $1 billion
The Fund, on or before October 14, 2016, will change its principal investment strategy to invest at least 99.5% of its total assets in U.S. government securities, repurchase agreements fully collateralized by U.S. government securities, and cash. The Fund has begun to transition its portfolio to meet this investment strategy.

RE Advisers will continue to invest a portion of the Fund’s assets in the non-government money market securities listed above until the transition is complete. In selecting such investments, RE Advisers selects only instruments that both meet the eligibility requirements for a money market fund and are placed on the Fund’s approved list. Before an issuer is added to the list, RE Advisers prepares a written credit report. A credit committee discusses and approves all additions to the list. RE Advisers seeks to diversify the Fund’s portfolio by industry and maturity date, with an emphasis on liquidity.

The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in the Daily Income Fund is also subject to the following principal risks:

Credit Risk    The chance that the issuer or guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction (including repurchase agreements), will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating.

Income Risk    The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk    The chance that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Issuer Risk    The chance that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Commercial Paper Risk    The chance that the value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. Commercial paper consists of short-term unsecured promissory notes issued by companies or other entities in order to finance their current operations. Commercial paper is usually sold on a discount basis with maturities generally up to 270 days. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

U.S. Treasury Obligations Risk    The chance that U.S. Treasury obligations held by the Fund may differ in their interest rates, maturities, times of issuance, and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Calendar Year Total Returns Total Returns (%)

During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q4 2006 | 1.18% Worst Quarters: Q1 2010 through Q4 2015 | 0.002%
Average Annual Total Returns periods ended 12/31/15
Average Annual Total Returns	1 YR	5 YR	10 YR
Daily Income Fund | Daily Income Fund	0.01%	0.01%	1.13%

For the Fund’s current yield, call 800.258.3030.